Consolidated Interim Statement of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 84,813	$ 88,236	$ 168,305	$ 176,379
Operating expenses:
Cost of revenue	(23,687)	(26,859)	(47,812)	(54,278)
Sales and marketing	(13,087)	(11,574)	(27,225)	(26,634)
Research and development	(3,195)	(3,973)	(5,687)	(8,145)
General and administrative	(12,530)	(9,654)	(25,627)	(19,966)
Other income	145	227	185	253
Other expense	(45)	(45)	(94)	(95)
Total operating expenses	(52,399)	(51,878)	(106,260)	(108,865)
Operating profit	32,414	36,358	62,045	67,514
Finance income	3,734	7,001	8,346	14,965
Finance cost	(5,528)	(841)	(6,993)	(1,588)
Profit before income tax	30,620	42,518	63,398	80,891
Income tax expense	(8,746)	(9,346)	(17,612)	(17,343)
Profit for the interim period	21,874	33,172	45,786	63,548
Other comprehensive income (loss):
Pension adjustments, net of tax	35	65	100	201
Gain (loss) on foreign currency translation	5,658	(2,606)	7,128	(5,684)
Total comprehensive income for the interim period	27,567	30,631	53,014	58,065
Profit attributable to:
DoubleDown Interactive Co., Ltd.	21,842	33,083	45,688	63,407
Non-controlling interests	32	89	98	141
Total comprehensive income attributable to:
DoubleDown Interactive Co., Ltd.	27,535	30,542	52,916	57,986
Non-controlling interests	$ 32	$ 89	$ 98	$ 79
Earnings per share [abstract]
Basic (in dollars per share)	$ 8.82	$ 13.35	$ 18.44	$ 25.59
Diluted (in dollars per share)	$ 8.82	$ 13.35	$ 18.44	$ 25.59